1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103-2921	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001

December 23, 2008

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               SEI Institutional Investments Trust (File Nos. 033-58041 and 811-07257) Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Investments Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto.  This filing is made pursuant to Rule 485(b) under the Act for the purpose of designating an effective date and to make non-material changes.

I hereby certify that this Post-Effective Amendment does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact the undersigned at 215.963.5037 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Timothy W. Levin
Timothy W. Levin, Esq.

cc:                                 Ms. Julie Vossler